Note 10 - Financial Instruments - Non-recurring Fair Value Measurements (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Gain on derivatives, net	$ (528,070)	$ (114,962)
Interest Rate Swap Contracts, Unrealized Loss [Member]
Gain on derivatives, net	0	(182,625)
Interest Rate Swap Contracts, Realized Gain [Member]
Gain on derivatives, net	0	67,663
Freight Forward Agreements, Realized Gain (Loss) [Member]
Gain on derivatives, net	(91,500)	0
Freight Forward Agreements, Unrealized Gain (Loss) [Member]
Gain on derivatives, net	$ (436,570)	$ 0